HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                                   HV-5776 - PremierSolutions Cornerstone

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Supplement dated November 12, 2013 to your Prospectus

REORGANIZATION POSTPONEMENT

LORD ABBETT CLASSIC STOCK FUND INTO LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - CLASS P

The Fund Reorganization effective date is hereby changed from as soon as possible after the shareholder meeting on November 7, 2013 to on or about November 22, 2013.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.